Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2021	2020
Machinery and equipment	$5,568	$5,555
Furniture and fixtures	182	182
Computer equipment	1,008	973
Computer software	35	36
Leasehold improvements	349	349

Total property and equipment	7,142	7,095
Less: accumulated depreciation and amortization	(5,234)	(4,286)

Total property and equipment, net	$1,908	$2,809